Warrants - Preferred A Stock Warrants Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	5,447,940
Warrants, Ending Balance	13,219,597	5,447,940
Preferred A Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		2,231,727
Warrants granted		0
Warrants Converted		(2,231,727)
Warrants Expired		0
Warrants, Ending Balance
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 0	$ 0.16
Weighted Average Exercise Price, Granted		0
Weighted Average Exercise Price, Converted		0.16
Weighted Average Exercise Price, Expired		0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 0
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		3 years 1 month 6 days
Weighted Average Remainder Contractual Term in Years, Converted		2 years 3 months 18 days